Income from reinsurance ceded (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Income From Reinsurance Ceded

	2019	2018	2017
Recovered claims and benefits	3,367	3,127	3,669
Change in technical provisions	(53)	372	497
Commissions	218	241	122
Total	3,532	3,740	4,288